Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Financial Assets and Liabilities measured at Fair Value on a recurring Basis

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,416.1	$—	$—	$1,416.1
Listed equity options	280.4	—	—	280.4
U.S. government obligations	44.3	—	—	44.3
Corporate debt (2)	73.9	—	—	73.9
Mortgage-backed securities	16.4	—	—	16.4
Loan inventory	—	206.6	—	206.6
Purchased call options	—	17.5	—	17.5
Foreign currency forward contracts	—	4.0	—	4.0
Securitized HECM loan inventory (3)	—	1,722.6	—	1,722.6

Total Financial instruments owned, at fair value	1,831.1	1,950.7	—	3,781.8
Deferred compensation investments (4)	—	20.4	—	20.4
Investment in Deephaven Funds (4)	—	1.3	—	1.3

Total fair value of financial instrument assets	$1,831.1	$1,972.4	$—	$3,803.5

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,369.8	$—	$—	$1,369.8
Listed equity options	254.5	—	—	254.5
U.S. government obligations	10.6	—	—	10.6
Corporate debt (2)	52.4	—	—	52.4
Embedded conversion derivative	—	17.5	—	17.5
Total return swap	—	17.0	—	17.0

Total Financial instruments sold, not yet purchased, at fair value	1,687.3	34.6	—	1,721.9
Liability to GNMA trusts, at fair value (3)	—	1,710.6	—	1,710.6

Total fair value of financial instrument liabilities	$1,687.3	$1,745.2	$—	$3,432.5

(1)	Equities of $400.6 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.4 million has been netted by respective long and short positions by CUSIP number.
(3)	Represents HECMs that have been securitized into HMBS where the securitization is not accounted for as a sale of the underlying HECMs. See Securitized HECM loan inventory below for full description.
(4)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition. Excluded from deferred compensation investments is $1.1 million of Level 2 assets which relate to discontinued operations and are included within Other assets on the Consolidated Statements of Financial Condition.

Totals may not add due to rounding.

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010	Level 1	Level 2	Level 3	Total

Assets
Financial instruments owned, at fair value:
Equities (1)	$1,299.1	$—	$—	$1,299.1
Listed equity options	41.8	—	—	41.8
U.S. government obligations	3.8	—	—	3.8
Corporate debt (2)	11.1	—	—	11.1
Mortgage-backed securities	22.8	39.6	—	62.4
Loan inventory	—	146.5	—	146.5
Purchased call options	—	33.9	—	33.9
Foreign currency forward contracts	—	4.6	—	4.6

Total Financial instruments owned, at fair value	1,378.6	224.6	—	1,603.1
Deferred compensation investments (3)	—	17.3	—	17.3
Investment in Deephaven Funds (3)	—	3.6	—	3.6

Total fair value of financial instrument assets	$1,378.6	$245.5	$—	$1,624.1

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,164.7	$—	$—	$1,164.7
Listed equity options	40.6	—	—	40.6
U.S. government obligations	54.4	—	—	54.4
Corporate debt (2)	6.3	—	—	6.3
Embedded conversion derivative	—	33.9	—	33.9
Total return swap	—	11.5	—	11.5

Total fair value of financial instrument liabilities	$1,266.0	$45.4	$—	$1,311.3

(1)	Equities of $293.7 million have been netted by their respective long and short positions by CUSIP number.
(3)

Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition. Excluded from deferred compensation investments is $2.7 million of Level 2 assets which relate to discontinued operations and are included within Other assets on the Consolidated Statements of Financial Condition.

(2)	Corporate debt of $0.1 million has been netted by respective long and short positions by CUSIP number.

Fair Value of Derivative Instruments effect of changes in Fair Value on statements of operations

	Statements of Financial Condition Location	Fair Value as of December 31,
		2011	2010
Asset Derivatives
Derivative instruments not designated as hedging instruments:	Financial instruments owned, at fair value
Purchased call options		$17.5	$33.9
Listed equity options (1)		280.4	41.8
Foreign currency forward contracts		0.5	—

		$298.4	$75.7

Derivative instruments designated as hedging instruments:	Financial instruments owned, at fair value
Foreign currency forward contracts		$3.5	$4.6

Liability Derivatives
Derivative instruments not designated as hedging instruments:	Financial instruments sold, not yet purchased, at fair value
Embedded conversion derivative		$17.5	$33.9
Listed equity options (1)		254.5	40.6
Total return swap (2)		17.0	11.5

		$289.1	$86.0

(1)

As of December 31, 2011, the Company held 1.3 million long and 1.5 million short listed equity option contracts. As of December 31, 2010, the Company held 0.2 million long and 0.3 million short listed equity option contracts. The contracts are not subject to collateral requirements and are not netted.

(2)	The total return swap liability is offset by an asset which is included in Financial Instruments owned, at fair value on the Company's Consolidated Statements of Financial Condition.

Totals may not add due to rounding.

Fair Value of Derivative instruments Gain (Loss) recognized
	Financial Statements Location	Gain (Loss) Recognized For the year ended December 31,
		2011	2010	2009
Derivative instruments not designated as hedging instruments:
Purchased call options	Investment income (loss) and other, net	$(16.4)	$(48.1)	$—
Listed equity options	Net trading revenue	(2.6)	0.5	(8.6)
Embedded conversion derivative	Investment income (loss) and other, net	16.4	48.1	—
Total return swap (1)	Investment income (loss) and other, net	5.5	—	—
Foreign currency forward contracts	Investment income (loss) and other, net	1.2	—	—

		$4.1	$0.5	$(8.6)

Derivative instruments designated as hedging instruments:
Foreign currency forward contracts	Accumulated other comprehensive loss	$(0.2)	$(1.1)	$—

(1)	Loss on the total return swap is offset by an equal gain on the underlying position which is recorded in Investment income (loss) and other, net on the Company's Consolidated Statements of Operations.